BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2022
Biological Assets
BIOLOGICAL ASSETS

8.	BIOLOGICAL ASSETS

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below:

	Current						Non-current
	Live animals						Live animals
	Poultry		Pork		Total		Poultry		Pork		Forests		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Beginning balance	1,153,433	868,428	1,746,488	1,260,582	2,899,921	2,129,010	553,247	472,053	540,298	425,252	320,937	324,444	1,414,482	1,221,749
Additions/Transfer	17,742,074	14,078,311	10,711,501	9,480,273	28,453,575	23,558,584	169,192	97,765	508,042	455,831	60,489	41,825	737,723	595,421
Changes in fair value (1)	3,618,570	2,628,793	302,255	511,574	3,920,825	3,140,367	65,364	105,385	(287,069)	(217,418)	33,840	16,443	(187,865)	(95,590)
Harvest	-	-	-	-	-	-	-	-	-	-	(67,546)	(57,818)	(67,546)	(57,818)
Write-off	-	-	-	-	-	-	-	-	-	-	(558)	(3,957)	(558)	(3,957)
Transfer between current and non-current	119,621	91,890	147,400	123,367	267,021	215,257	(119,621)	(91,890)	(147,400)	(123,367)	-	-	(267,021)	(215,257)
Transfer to inventories	(21,313,444)	(16,469,201)	(11,031,043)	(9,629,308)	(32,344,487)	(26,098,509)	-	-	-	-	-	-	-	-
Exchange variation	(49,156)	(44,788)	-	-	(49,156)	(44,788)	(21,437)	(30,066)	-	-	-	-	(21,437)	(30,066)
Monetary correction by Hyperinflation	3,852	-	-	-	3,852	-	41,355	-	-	-	-	-	41,355	-
Ending balance	1,274,950	1,153,433	1,876,601	1,746,488	3,151,551	2,899,921	688,100	553,247	613,871	540,298	347,162	320,937	1,649,133	1,414,482
(1)	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,214,002 (R$1,030,491 on December 31, 2021).

The book value and estimated quantities of live animals are set forth below:

	12.31.22		12.31.21
	Quantity (thousand of heads)	Book value	Quantity (thousand of heads)	Book value
Consumable biological assets
Immature poultry	195,139	1,274,950	197,859	1,153,433
Immature pork	4,220	1,876,601	4,469	1,746,488
Total current	199,359	3,151,551	202,328	2,899,921

Production biological assets
Immature poultry	6,958	235,582	6,170	192,017
Mature poultry	11,394	452,518	11,621	361,230
Immature pork	215	140,559	223	141,101
Mature pork	450	473,312	452	399,197
Total non-current	19,017	1,301,971	18,466	1,093,545
	218,376	4,453,522	220,794	3,993,466

The Company has forests pledged as collateral for financing and tax and civil contingencies on December 31, 2022 in the amount of R$59,388 (R$69,308 on December 31, 2021).

8.1.    Sensitivity analysis

The fair value of animals and forests is determined using unobservable inputs, therefore it is classified in the Level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value of forests and their impact on measurement are presented below.

The estimated fair value can change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate
Live animals	Cost approach	Price of the feed inputs	Increase in feed cost	Decrease in feed cost
		Storage costs	Increase in storage cost	Decrease in storage cost
		Outgrowers cost	Increase in outgrowers cost	Decrease in outgrowers cost

The prices used in the valuation of forests are those practiced in the regions where the Company is located and were obtained through market research. The discount rate corresponds to the average cost of capital and other economic assumptions for a market participant.

The weighted average price used in the valuation of biological assets (forests) on December 31, 2022 was equivalent to R$54.12 per stere (R$39.40 per stere on December 31, 2021). The real discount rate used in the valuation of the biological asset (forests) on December 31, 2022 was 7.89% p.a. (6.70% p.a. on December 31, 2021).